RESEARCH AND DEVELOPMENT COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Research and development costs	¥ 62,365	¥ 119,159
Selling, general and administrative expenses
Research and development costs			¥ 83,679